FAIR VALUE OF ASSETS AND LIABILITIES - Summary of Significant Unobservable Inputs (Details)	Dec. 31, 2021	Dec. 31, 2020
Minimum | Discount rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at Fair vlaue	28.90%	12.00%
Payable to investors at fair value	7.10%	6.80%
Minimum | Net cumulative expected loss rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at Fair vlaue	4.80%	7.70%
Minimum | Cumulative prepayment rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at Fair vlaue	12.60%	7.50%
Maximum | Discount rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at Fair vlaue	36.00%	36.00%
Payable to investors at fair value	8.60%	8.70%
Maximum | Net cumulative expected loss rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at Fair vlaue	31.50%	31.70%
Maximum | Cumulative prepayment rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at Fair vlaue	27.30%	27.00%